Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Ordinary shares, par value	$ 0	$ 0
Ordinary shares, shares authorized	50,000,000,000	50,000,000,000
Ordinary shares, shares issued	5,065,154,799	3,354,650,799
Ordinary shares, shares outstanding	5,065,154,799	3,354,650,799
Treasury Stock, ordinary shares	2,641,693	2,641,693
ADS
Ordinary shares, shares issued	1,013,031	670,930
Ordinary shares, shares outstanding	1,013,031	670,930